CAPITAL STOCK - Disclosure of detailed information about share-based payment arrangements (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Payments	$ 5,216	$ 3,121
General and Administrative Expenses [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Payments	3,679	1,994
Project and royalty generation costs [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Payments	1,537	1,127
Fair value of stock options vested [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Payments	3,269	2,220
Fair value of stock options vested [Member] | General and Administrative Expenses [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Payments	1,759	1,241
Fair value of stock options vested [Member] | Project and royalty generation costs [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Payments	1,510	979
RSU's vested [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Payments	1,611	695
RSU's vested [Member] | General and Administrative Expenses [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Payments	1,611	695
RSU's vested [Member] | Project and royalty generation costs [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Payments	0	0
RSU's settled with cash [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Payments	336	206
RSU's settled with cash [Member] | General and Administrative Expenses [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Payments	309	58
RSU's settled with cash [Member] | Project and royalty generation costs [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based Payments	$ 27	$ 148